Share-Based Compensation	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
8.	Share-Based Compensation

On March 23, 2017, the Company granted 28,194 restricted shares under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) to non-employee directors with a weighted average value of $12.77 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 42,023 restricted shares to the Chief Executive Officer of the Company and a further 25,527 restricted shares were granted to officers and employees of the Company with a weighted average value of $12.77 per share. All these restricted shares vest on the third anniversary of the grant date.

During the six months ended June 30, 2017, 22,782 restricted shares that were previously granted to non-employee directors at a weighted average grant value of $15.80 vested at a fair value of $305,279.

On March 29, 2016, the Company granted 22,782 of restricted shares under the 2013 Plan non-employee directors with a weighted average value of $15.80 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 29,966 restricted shares to the Chief Executive Officer of the Company and a further 19,872 restricted shares were granted to officers and employees of the Company with a weighted average value of $15.80 per share. All of the foregoing restricted shares vest on the third anniversary of the grant date.

During the year ended December 31, 2016, 118,971 restricted shares that were previously granted at a weighted average grant value of $11.10 vested at a fair value of $1,893,223.

Restricted share grant activity for the year ended December 31, 2016 and six months ended June 30, 2017 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2016	121,471	$11.28	0.29 years	$1,658,079
Granted	72,620	15.80
Vested	(118,971)	11.10

Balance as of December 31, 2016	75,120	$15.93	1.59 years	$698,616
Granted	95,744	12.77
Vested	(22,782)	15.80

Balance as of June 30, 2017	148,082	$13.90	1.98 years	$1,229,081

Using the straight-line method of expensing the restricted share grants, the weighted average estimated value of the restricted shares calculated at the date of grant is recognized as compensation costs in the Statement of Income over the period to the vesting date.

During the six months ended June 30, 2017, the Company recognized $404,050 in share-based compensation costs relating to share grants (six months ended June 30, 2016: $319,127). As of June 30, 2017, there was a total of $1,479,112 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2016: $690,514) which are expected to be recognized over a weighted average period of 1.98 years (December 31, 2016: 1.59 years).

All options in issue which were granted in the years ended December 31, 2014, and December 31, 2015, are exercisable on the third anniversary of the grant date and can be exercised up to tenth anniversary of the date of grant. The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model using the assumptions listed in the table below. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. The expected term of the options granted is anticipated to be between 4 and 6.5 years. The risk free rate is the rate adopted from the U.S. Government Zero Coupon Bond.

Assumptions used to determine the fair value of options granted during the years ended December 31, 2014 and December 31, 2015 were as follows:

Grant Date	April 14, 2014	October 14, 2014	March 17, 2015
Expected volatility	25.0%	35.0%	39.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (in years)	6.5	4 - 6.5	4 - 6.5
Risk free rate	2.17%	1.25% - 1.74%	1.52% - 1.84%

Options activity during the year ended December 31, 2016 and the six months ended June 30, 2017 was as follows:

Options	Number of non-vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2016	378,440	$21.52	8.71	—
Forfeited during the year	(4,700)	20.09	—	—

Balance as of December 31, 2016	373,740	$21.54	7.70	—
Forfeited	—	—	—	—
Vested	(197,055)	24.29		—

Balance as of June 30, 2017	176,685	18.47	7.67	$—

On April 14, 2017, 197,055 share options granted on April 4, 2014 at an option price of $24.29 vested. None of the options were exercised as of June 30, 2017.

During the six months ended June 30, 2017, the Company recognized $368,669 in share-based compensation costs (three months ended June 30 2016: $468,450) relating to options granted under the 2013 Plan, recognized in general and administrative costs. As of June 30, 2017 there was $304,352 of total unrecognized compensation costs (December 31 2016: $673,022) related to non-vested options under the 2013 Plan. This cost is expected to be recognized over a weighted average period of 0.66 year. (December 31, 2016: 0.7 years).